UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4647
RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 08/31
Date of reporting period: 05/31

Portfolio of Investments
RiverSource Minnesota Tax-Exempt Fund
May 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (99.5%)

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount	Value(a)
Airport (3.1%)
Minneapolis-St. Paul Metropolitan Airports Commission
Prerefunded Revenue Bonds
Sub Series 2001C (FGIC)
01-01-18	5.50%	$2,000,000	$2,142,480
01-01-32	5.25	7,000,000	7,471,170
Total			9,613,650

City (0.1%)
City of Minneapolis
Prerefunded Unlimited General Obligation Bonds
Various Purpose
Series 2001 Escrowed to Maturity
12-01-11	5.00	145,000	158,723

College (9.5%)
Minnesota Higher Education Facilities Authority
Revenue Bonds
Bethel University
6th Series 2007R
05-01-37	5.50	3,000,000	2,495,520
Minnesota Higher Education Facilities Authority
Revenue Bonds
Carleton College
6th Series 2008T
01-01-28	5.00	3,000,000	3,103,590
Minnesota Higher Education Facilities Authority
Revenue Bonds
Macalester College
6th Series 2004B
03-01-17	5.00	2,395,000	2,600,275
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Benedict College
Series 2008V
03-01-18	5.00	500,000	502,425
03-01-23	4.75	800,000	726,720
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2005G
10-01-22	5.00	3,000,000	3,078,930
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. John’s University
6th Series 2008U
10-01-28	4.75	1,000,000	945,350
10-01-33	4.75	825,000	740,438

1 of 11

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount	Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2006I
04-01-13	5.00	1,115,000	1,198,815
Minnesota Higher Education Facilities Authority
Revenue Bonds
University of St. Thomas
6th Series 2008W
10-01-30	6.00	3,625,000	3,732,916
University of Minnesota
Revenue Bonds
Series 1996A Escrowed to Maturity
07-01-21	5.50	8,500,000	9,777,550
University of Minnesota
Revenue Bonds
Series 2009A
04-01-34	5.13	1,000,000	1,038,700

Total			29,941,229

County (6.7%)
County of Ramsey
Unlimited General Obligation Bonds
Capital Improvement Plan
Series 2007A
02-01-21	5.00	1,035,000	1,161,187
02-01-22	5.00	1,080,000	1,201,932
02-01-23	5.00	1,125,000	1,241,213
02-01-24	5.00	1,170,000	1,279,641
County of Ramsey
Unlimited General Obligation Refunding Bonds
Capital Improvement Plan
Series 2002B
02-01-14	5.25	3,840,000	4,070,400
County of Hennepin
Unlimited General Obligation Bonds
Series 2003
12-01-23	4.75	2,000,000	2,050,380
County of Hennepin
Unlimited General Obligation Bonds
Series 2008D
12-01-28	5.00	9,355,000	9,881,873

Total			20,886,626

Electric (19.6%)
City of Chaska
Refunding Revenue Bonds
Generating Facilities
Series 2005A
10-01-20	5.25	1,165,000	1,222,609
10-01-30	5.00	3,800,000	3,745,812
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2004A
10-01-29	5.13	5,500,000	5,562,315
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2005
10-01-30	5.00	3,000,000	3,029,010

2 of 11

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount		Value(a)
Minnesota State Municipal Power Agency
Revenue Bonds
Series 2007
10-01-32	4.75	3,000,000		2,905,200
Northern Municipal Power Agency
Refunding Revenue Bonds
Series 1998B (AMBAC)
01-01-20	4.75	5,000,000		5,028,750
Northern Municipal Power Agency
Revenue Bonds
Series 2007A (AMBAC)
01-01-26	5.00	2,500,000		2,533,000
Northern Municipal Power Agency
Revenue Bonds
Series 2008A
01-01-21	5.00	2,500,000		2,600,775
Puerto Rico Electric Power Authority
Prerefunded Revenue Bonds
Series 2003NN (National)
07-01-32	5.00	2,820,000	(b)	3,205,184
Southern Minnesota Municipal Power Agency
Revenue Bonds
Capital Appreciation
Zero Coupon
Series 1994A (National)
01-01-19	6.67	17,000,000	(f)	11,938,760
01-01-26	5.19	12,500,000	(f)	5,774,500
Southern Minnesota Municipal Power Agency
Revenue Bonds
Series 2002A (AMBAC)
01-01-17	5.25	6,000,000		6,622,800
Western Minnesota Municipal Power Agency
Revenue Bonds
Series 2003A (National)
01-01-26	5.00	7,250,000		7,285,090

Total				61,453,805

Health Care — Hospital (21.2%)
City of Breckenridge
Revenue Bonds
Catholic Health Initiatives
Series 2004A
05-01-30	5.00	4,300,000		4,288,777
City of Maple Grove
Revenue Bonds
Maple Grove Hospital Corporation
Series 2007
05-01-20	5.00	1,000,000		986,730
05-01-21	5.00	1,500,000		1,457,955
05-01-37	5.25	4,715,000		4,056,975
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2002B (National)
05-15-15	5.50	2,160,000		2,239,553
05-15-16	5.50	2,200,000		2,271,258

3 of 11

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount	Value(a)
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2008A
11-15-32	6.75	5,240,000	5,508,812
City of Winona
Refunding Revenue Bonds
Winona Health Obligation Group
Series 2007
07-01-31	5.15	2,000,000	1,655,100
County of Chippewa
Revenue Bonds
Montevideo Hospital Project
Series 2007
03-01-20	5.38	1,940,000	1,758,804
03-01-21	5.38	1,045,000	933,457
County of Meeker
Revenue Bonds
Memorial Hospital Project
Series 2007
11-01-27	5.75	1,000,000	862,380
11-01-37	5.75	2,250,000	1,834,358
Minnesota Agricultural & Economic Development Board
Prerefunded Revenue Bonds
Benedictine Health System
Series 1999A (National)
02-15-16	4.75	245,000	254,256
Minnesota Agricultural & Economic Development Board
Prerefunded Revenue Bonds
Health Care System
Series 2000A
11-15-22	6.38	4,845,000	5,263,172
11-15-29	6.38	2,910,000	3,161,162
Minnesota Agricultural & Economic Development Board
Unrefunded Revenue Bonds
Benedictine Health System
Series 1999A (National)
02-15-16	4.75	755,000	755,491
Northfield
Revenue Bonds
Series 2006
11-01-31	5.38	1,500,000	1,260,285
Shakopee
Revenue Bonds
St. Francis Regional Medical Center
Series 2004
09-01-25	5.10	6,300,000	5,679,512
St. Louis Park
Revenue Bonds
Park Nicollet Health Services
Series 2008C
07-01-26	5.63	6,145,000	6,238,526
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Allina Health Systems
Series 2007A (National)
11-15-22	5.00	3,000,000	2,970,960
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11-15-25	6.00	2,000,000	1,712,240
11-15-35	6.00	1,000,000	762,790

4 of 11

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount	Value(a)
St. Paul Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2006
05-15-23	5.25	1,000,000	921,730
05-15-26	5.25	1,000,000	889,600
05-15-36	5.25	6,500,000	5,269,160
Todd Morrison Cass & Wadena Counties
United Hospital District
Unlimited General Obligation Bonds
Health Care Facilities-Lakewood
Series 2004
12-01-34	5.00	3,525,000	3,440,612

Total			66,433,655

Health Care — Life Care Center (0.5%)
City of Stillwater
Revenue Bonds
Health System Obligation Group
Series 2005
06-01-25	5.00	1,750,000	1,632,943

Health Care — Nursing Home (3.5%)
Annandale Economic Development Authority
Revenue Bonds
Annandale Care Center Project
Series 2007A
11-01-37	5.90	3,385,000	2,378,843
City of North Oaks
Revenue Bonds
Presbyterian Homes
Series 2007
10-01-27	6.00	1,250,000	1,071,288
10-01-33	6.00	3,000,000	2,451,030
City of Stillwater
Revenue Bonds
Health System Obligation Group
Series 2005
06-01-19	5.00	2,505,000	2,510,134
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Lyngblomsten Care Center Housing Project
Series 1993
11-01-17	7.13	1,250,000	1,155,025
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Rental — Lyngblomsten Housing Project
Series 1993
11-01-24	7.00	1,545,000	1,319,492

Total			10,885,812

Health Care — Other (0.3%)
Minneapolis & St. Paul
Housing & Redevelopment Authority
Revenue Bonds
HealthPartners Obligation Group Project
Series 2003
12-01-12	5.25	1,000,000	1,009,610

5 of 11

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount	Value(a)
Housing — Multi-family (2.0%)
Austin Housing & Redevelopment Authority
Revenue Bonds
Courtyard Residence Project
Series 2000A
01-01-32	7.25	2,000,000	1,788,000
City of Rochester
Refunding Revenue Bonds
Madonna Towers Incorporated Project
Series 2007A
11-01-28	5.88	2,050,000	1,607,180
Duluth Housing & Redevelopment Authority
Revenue Bonds
Benedictine Health Center Project
Series 2007
11-01-33	5.88	750,000	538,875
Steele County
Revenue Bonds
Elderly Housing Project
Series 2000
06-01-30	6.88	2,205,000	2,319,108

Total			6,253,163

Housing — Single Family (6.3%)
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Mortgage-backed City Living
Series 2006A-5 (GNMA/FNMA/FHLMC)
04-01-27	5.45	1,943,117	1,970,826
Minneapolis/St. Paul Housing Finance Board
Revenue Bonds
Single Family Housing
Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
12-01-37	4.70	91,737	84,540
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2002B A.M.T.
07-01-33	5.65	2,745,000	2,746,976
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006B A.M.T.
07-01-26	4.75	1,890,000	1,751,936
07-01-31	4.85	2,555,000	2,316,721
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006I A.M.T.
07-01-26	5.05	3,515,000	3,384,347
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2006M A.M.T.
01-01-37	5.75	2,910,000	2,910,466

6 of 11

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount	Value(a)
Minnesota Housing Finance Agency
Revenue Bonds
Residential Housing Finance
Series 2007D A.M.T.
01-01-38	5.50	3,830,000	3,846,966
Minnesota Housing Finance Agency
Revenue Bonds
Single Family Mortgage
Series 1996J A.M.T.
07-01-21	5.60	35,000	35,137
Minnesota Housing Finance Agency
Revenue Bonds
Single Family Mortgage
Series 1997K A.M.T.
01-01-26	5.75	620,000	620,149

Total			19,668,064

Lease (5.2%)
St. Paul Port Authority
Revenue Bonds
Office Building at Cedar Street
Series 2003-12
12-01-23	5.00	5,000,000	5,210,950
12-01-27	5.13	10,815,000	11,132,312

Total			16,343,262

Miscellaneous Revenue (2.8%)
City of Minneapolis
Limited Tax Revenue Bonds
Common Bond Fund
Series 2007-2A A.M.T.
06-01-22	5.13	1,035,000	937,513
06-01-28	5.00	1,500,000	1,256,445
Minneapolis Community Development Agency
Limited Tax Revenue Bonds
Common Bond Fund
Series 1996-1
06-01-11	6.00	590,000	600,567
Minneapolis Community Development Agency
Prerefunded Limited Tax Revenue Bonds
Common Bond Fund
Series 2001-2A A.M.T.
06-01-19	5.88	1,000,000	1,096,140
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
State University Foundation Project
Series 2002
05-01-18	5.13	3,000,000	3,152,970
St. Paul Port Authority
Tax Allocation Bonds
River Bend Project Lot 1
Series 2007-5
02-01-32	6.38	2,685,000	1,794,305

Total			8,837,940

7 of 11

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount	Value(a)
Sales or Use Tax (2.9%)
County of Hennepin
Revenue Bonds
2nd Lien Ballpark Project
Series 2008B
12-15-27	4.75	4,205,000	4,326,902
12-15-29	5.00	1,825,000	1,904,899
County of Hennepin
Revenue Bonds
Sales Tax
Series 2007
12-15-33	4.75	3,000,000	3,006,210

Total			9,238,011

School (11.3%)
Anoka-Hennepin Independent School District #11
Unlimited General Obligation Bonds
Series 2001A
(School District Credit Enhancement Program)
02-01-15	5.00	990,000	1,033,857
02-01-16	5.00	2,000,000	2,088,600
Bloomington Independent School District #271
Unlimited General Obligation Bonds
Series 2001A (FSA)
(School District Credit Enhancement Program)
02-01-24	5.13	4,000,000	4,343,521
City of Maple Grove
Revenue Bonds
North Memorial Health Care
Series 2005
09-01-35	5.00	2,500,000	2,147,850
Duluth Independent School District #709
Certificate of Participation
Series 2008B
(School District Credit Enhancement Program)
02-01-26	4.75	4,000,000	4,086,920
Edina Independent School District #273
Unlimited General Obligation Bonds
Series 2004
02-01-24	4.50	3,400,000	3,466,436
Lake Superior Independent School District #381
Prerefunded Unlimited General Obligation Bonds
Building
Series 2002A (FSA)
(School District Credit Enhancement Program)
04-01-13	5.00	65,000	73,325
Lake Superior Independent School District #381
Unrefunded Unlimited General Obligation Bonds
Building
Series 2002A (FSA)
(School District Credit Enhancement Program)
04-01-13	5.00	1,730,000	1,941,596
Marshall Independent School District #413
Unlimited General Obligation Bonds
Series 2003A (FSA)
(School District Credit Enhancement Program)
02-01-19	4.13	1,560,000	1,627,688
Osseo Independent School District #279
Unlimited General Obligation Bonds
Series 2002A (FSA)
(School District Credit Enhancement Program)
02-01-15	5.25	3,585,000	3,865,992

8 of 11

Name of
issuer and
title of	Coupon	Principal
issue(c,d)	rate	amount		Value(a)
St. Paul Housing & Redevelopment Authority
Prerefunded Revenue Bonds
Community of Peace Academy Project
Series 2001A
12-01-30	7.88	2,390,000		2,683,492
St. Paul Housing & Redevelopment Authority
Refunding Revenue Bonds
St. Paul Academy & Summit School
Series 2007
10-01-24	5.00	5,000,000		5,084,951
White Bear Lake Independent School District #624
Unlimited General Obligation Refunding Bonds
Series 2002B (National/FGIC)
(School District Credit Enhancement Program)
02-01-13	5.00	1,405,000		1,524,481
02-01-14	5.00	1,480,000		1,586,456

Total				35,555,165

Special District — Special Tax (0.1%)
Lakeville
Revenue Bonds
Series 2007
02-01-22	5.00	175,000		139,839
02-01-27	5.00	225,000		153,216

Total				293,055

Special Purpose Certificates — General Obligations (0.1%)
Minneapolis Community Development Agency
Limited Tax Revenue Bonds
Common Bond Fund
Series 1997-7A
06-01-12	5.50	160,000		161,930

State (3.4%)
Commonwealth of Puerto Rico
Prerefunded Unlimited General Obligation Public Improvement Bonds
Series 2006A
07-01-27	5.25	860,000	(b)	1,023,202
State of Minnesota
Unlimited General Obligation Bonds
Series 2002
11-01-15	5.25	3,575,000		3,930,391
State of Minnesota
Unlimited General Obligation Bonds
Series 2008A
06-01-18	5.00	5,000,000		5,863,300

Total				10,816,893

Water & Sewer (0.9%)
Minnesota Public Facilities Authority
Revenue Bonds
Series 2002B
03-01-14	5.25	2,500,000		2,861,875
Total Municipal Bonds
(Cost: $309,235,050)				$312,045,411

Municipal Notes (1.1%)

9 of 11

		Amount
	Effective	payable at
Issue(d,e)	yield	maturity	Value(a)
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2002M1 (Harris)
10-01-32	0.25%	$2,100,000	$2,100,000
Minnesota Higher Education Facilities Authority
Revenue Bonds
St. Olaf College
V.R.D.N. 5th Series 2002M2 (Harris)
10-01-20	0.25	1,200,000	1,200,000
Total Municipal Notes
(Cost: $3,300,000)			$3,300,000

Total Investments in Securities
(Cost: $312,535,050)(g)			$315,345,411

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2009.

(b)	Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 1.4% of net assets at May 31, 2009.

(c)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(d)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax - At May 31, 2009, the value of securities subject to alternative minimum tax represented 6.7% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

10 of 11

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(f)	For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g)	At May 31, 2009, the cost of securities for federal income tax purposes was approximately $312,535,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$12,078,000
Unrealized depreciation	(9,268,000)

Net unrealized appreciation	$2,810,000

11 of 11

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2009:

Fair value at May 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in securities	$—	$315,345,411	$—	$315,345,411

Portfolio of Investments
RiverSource New York Tax-Exempt Fund
May 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Municipal Bonds (97.4%)

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Advanced Refunded (2.5%)
Metropolitan Transportation Authority
Prerefunded Revenue Bonds
Series 1998A (FGIC)
04-01-28	4.75%	$1,000,000	$1,148,800
New York State Dormitory Authority
Prerefunded Revenue Bonds
Series 1990B
05-15-11	7.50	230,000	243,609

Total			1,392,409

City (1.9%)
City of New York
Unrefunded Unlimited General Obligation Bonds
Series 2002E
08-01-16	5.75	1,000,000	1,075,290

College (14.4%)
Dutchess County Industrial Development Agency
Refunding Revenue Bonds
Bard College Civic Facilities
Series 2007-A1
08-01-22	5.00	500,000	507,335
New York State Dormitory Authority
Revenue Bonds
Brooklyn Law School
Series 2003B (XLCA)
07-01-30	5.13	1,000,000	913,880
New York State Dormitory Authority
Revenue Bonds
Columbia University
Series 2007C
07-01-29	5.00	1,250,000	1,323,212
New York State Dormitory Authority
Revenue Bonds
Cornell University
Series 2006A
07-01-26	5.00	1,000,000	1,054,220
07-01-31	5.00	1,000,000	1,030,630
New York State Dormitory Authority
Revenue Bonds
Education
Series 2008B
03-15-38	5.25	1,000,000	1,022,210
New York State Dormitory Authority
Revenue Bonds
Rochester Institute of Technology
Series 2008A
07-01-33	6.00	1,000,000	1,054,340

1 of 8

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
New York State Dormitory Authority
Revenue Bonds
Teacher’s College
Series 2009
03-01-39	5.50	500,000	509,325
Seneca County Industrial Development Agency
Revenue Bonds
New York Chiropractic College
Series 2007
10-01-27	5.00	750,000	553,913

Total			7,969,065

County (2.5%)
County of Monroe
Unlimited General Obligation
Refunding & Public Improvement Bonds
Series 1996 (National)
03-01-15	6.00	1,250,000	1,403,375

Electric (1.4%)
Long Island Power Authority
Revenue Bonds
Series 2009A
04-01-23	5.00	750,000	780,713

Health Care — Hospital (8.9%)
Albany Industrial Development Agency
Revenue Bonds
St. Peters Hospital Project
Series 2008A
11-15-27	5.25	1,000,000	849,540
New York State Dormitory Authority
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2005E (National/FGIC)
02-15-22	5.00	750,000	780,915
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2007B
07-01-24	5.25	690,000	629,466
New York State Dormitory Authority
Revenue Bonds
Orange Regional Medical Center
Series 2008
12-01-29	6.13	1,250,000	986,288
New York State Dormitory Authority
Revenue Bonds
Sloan-Kettering Memorial Center
Series 2006-1
07-01-35	5.00	1,000,000	978,560
Ulster County Industrial Development Agency
Revenue Bonds
Series 2007A
09-15-42	6.00	1,000,000	682,770

Total			4,907,539

2 of 8

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Health Care — Life Care Center (0.5%)
Suffolk County Industrial Development Agency
Prerefunded Revenue Bonds
1st Mortgage Jeffersons Ferry
Series 1999A
11-01-28	7.25	250,000	261,310

Housing — Other (1.8%)
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
5th General Resolution
Series 2008B
07-01-27	5.00	1,000,000	1,007,220

Housing — Single Family (4.2%)
New York Mortgage Agency
Revenue Bonds
Series 2002-101 A.M.T.
04-01-32	5.40	1,240,000	1,201,944
New York Mortgage Agency
Revenue Bonds
Series 2007-140 A.M.T.
10-01-21	4.60	500,000	482,075
New York Mortgage Agency
Revenue Bonds
Series 2007-143 A.M.T.
10-01-27	4.85	675,000	631,780

Total			2,315,799

Lease (8.7%)
New York City Industrial Development Agency
Revenue Bonds
Terminal One Group Association Project
Series 2005 A.M.T.
01-01-24	5.50	500,000	462,165
New York State Dormitory Authority
Revenue Bonds
Consolidated City University System
Series 1993A
07-01-13	5.75	3,000,000	3,208,680
New York State Dormitory Authority
Revenue Bonds
New York University Hospital Center
Series 2006A
07-01-20	5.00	500,000	440,270
New York State Dormitory Authority
Unrefunded Revenue Bonds
Series 1990B
05-15-11	7.50	645,000	713,370

Total			4,824,485

Miscellaneous (4.2%)
New York City Trust for Cultural Resources
Revenue Bonds
Lincoln Center
Series 2008C
12-01-18	5.25	750,000	791,333

3 of 8

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
New York City Trust for Cultural Resources
Revenue Bonds
Museum of American Folk Art
Series 2000 (ACA)
07-01-22	6.00	825,000	676,880
New York State Dormitory Authority
Revenue Bonds
Mt. Sinai School of Medicine
New York University
Series 2007 (National)
07-01-37	4.50	1,000,000	877,139

Total			2,345,352

Miscellaneous Revenue (17.4%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2006A
11-15-22	5.00	750,000	766,853
Metropolitan Transportation Authority
Revenue Bonds
Series 2009A
11-15-26	5.30	700,000	733,950
New York City Industrial Development Agency
Revenue Bonds
Queens Baseball Stadium Pilot
Series 2006 (AMBAC)
01-01-23	5.00	500,000	462,275
01-01-24	5.00	500,000	457,730
New York City Industrial Development Agency
Revenue Bonds
Yankee Stadium Pilot
Series 2009 (Assured Guaranty)
03-01-49	7.00	250,000	283,553
New York City Trust for Cultural Resources
Refunding Revenue Bonds
Museum of Modern Art
Series 2008-1A
04-01-28	5.00	1,000,000	1,043,149
New York City Trust for Cultural Resources
Revenue Bonds
Julliard School
Series 2009A
01-01-34	5.00	1,000,000	1,018,260
New York State Thruway Authority
Revenue Bonds
2nd General Resolution
Series 2003B (FSA)
04-01-21	4.75	835,000	855,933
New York State Thruway Authority
Revenue Bonds
Transportation
Series 2008A
03-15-28	5.00	1,000,000	1,045,299
New York State Urban Development Corporation
Refunding Revenue Bonds
Service Contract
Series 2008B
01-01-29	4.75	755,000	719,772

4 of 8

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount		Value(a)
Oneida County Industrial Development Agency
Revenue Bonds
Hamilton College Civic Facility
Series 2008
09-15-22	5.00	510,000		550,673
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 138th
Series 2004 (National/FGIC) A.M.T.
12-01-12	5.00	1,000,000		1,063,709
Seneca Nation Indians Capital Improvements Authority
Revenue Bonds
Series 2007A
12-01-16	5.25	500,000	(d)	396,235
12-01-23	5.00	250,000	(d)	162,043

Total				9,559,434

Port District (5.2%)
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 143rd
Series 2006 (FSA) A.M.T.
10-01-21	5.00	1,000,000		1,009,850
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 146th
Series 2006 (FSA) A.M.T.
12-01-23	4.50	1,500,000		1,401,360
Port Authority of New York & New Jersey
Revenue Bonds
Consolidated 147th
Series 2007 (National/FGIC) A.M.T.
10-15-26	5.00	500,000		486,945

Total				2,898,155

Special District — Special Tax (6.4%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2009B
11-15-34	5.00	1,500,000		1,495,680
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Series 2003D
02-01-23	5.00	500,000		517,530
02-01-31	5.00	1,000,000		1,009,270
New York State Dormitory Authority
Revenue Bonds
Education
Series 2005F
03-15-23	5.00	250,000		263,250
New York State Dormitory Authority
Revenue Bonds
Education
Series 2007A
03-15-37	5.00	250,000		250,783

Total				3,536,513

5 of 8

Name of
issuer and
title of	Coupon	Principal
issue(b,c)	rate	amount	Value(a)
Toll Road (5.5%)
Metropolitan Transportation Authority
Revenue Bonds
Series 2005F
11-15-35	5.00	500,000	474,015
New York State Thruway Authority
Revenue Bonds
Series 2007H (National/FGIC)
01-01-23	5.00	500,000	528,575
New York State Thruway Authority
Revenue Bonds
Series 2009A-1
04-01-29	5.00	1,000,000	1,015,470
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Series 2002B
11-15-29	5.13	1,000,000	1,011,180

Total			3,029,240

Water & Sewer (11.9%)
Erie County Water Authority
Revenue Bonds
4th Resolution
Series 2007 (National)
12-01-34	4.75	500,000	485,600
New York City Municipal Water Finance Authority
Revenue Bonds
Fiscal 2009
Series 2008A
06-15-40	5.75	1,000,000	1,072,430
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2002A
06-15-29	5.00	1,000,000	1,010,370
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008CC
06-15-34	5.00	1,500,000	1,502,130
New York City Municipal Water Finance Authority
Revenue Bonds
Series 2008DD
06-15-38	4.50	500,000	454,790
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002B
06-15-31	5.00	1,000,000	1,012,070
New York State Environmental Facilities Corporation
Revenue Bonds
Revolving Funds
New York City Municipal Water Project
Series 2002K
06-15-28	5.00	1,000,000	1,018,610

Total			6,556,000

Total Municipal Bonds (Cost: $54,315,097)			$53,861,899

6 of 8

Municipal Notes (0.7%)

		Amount
	Effective	payable at
Issue(b,c,e)	yield	maturity	Value(a)
City of New York
Unlimited General Obligation Bonds
V.R.D.N. Sub Series 2005E-2 (Bank of America)
08-01-34	0.20%	$410,000	$410,000
Total Municipal Notes (Cost: $410,000)			$410,000

Total Investments in Securities (Cost: $54,725,097)(f)			$54,271,899

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Semiannual Report dated Feb. 28, 2009.

(b)	The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA	—	ACA Financial Guaranty Corporation
AMBAC	—	Ambac Assurance Corporation
BHAC	—	Berkshire Hathaway Assurance Corporation
BIG	—	Bond Investors Guarantee
BNY	—	Bank of New York
CGIC	—	Capital Guaranty Insurance Company
CIFG	—	IXIS Financial Guaranty
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
FSA	—	Financial Security Assurance
GNMA	—	Government National Mortgage Association
MBIA	—	MBIA Insurance Corporation
TCRS	—	Transferable Custodial Receipts
XLCA	—	XL Capital Assurance
(c)	The following abbreviations may be used in the portfolio descriptions:

A.M.T.	—	Alternative Minimum Tax — At May 31, 2009, the value of securities subject to alternative minimum tax represented 12.2% of net assets.
B.A.N.	—	Bond Anticipation Note
C.P.	—	Commercial Paper
R.A.N.	—	Revenue Anticipation Note
T.A.N.	—	Tax Anticipation Note
T.R.A.N.	—	Tax & Revenue Anticipation Note
V.R.	—	Variable Rate
V.R.D.B.	—	Variable Rate Demand Bond
V.R.D.N.	—	Variable Rate Demand Note

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2009, the value of these securities amounted to $558,278 or 1.0% of net assets.

7 of 8

(e)	The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on May 31, 2009.

(f)	At May 31, 2009, the cost of securities for federal income tax purposes was approximately $54,725,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,607,000
Unrealized depreciation	(2,060,000)

Net unrealized depreciation	$(453,000)

8 of 8

Fair Value Measurements
Statement of Financial Accounting Standards No.157 (SFAS 157) requires disclosures relating to the fair valuation of securities for financial statement purposes.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.
The following table is a summary of the inputs used to value the Fund’s investments as of May 31, 2009:

Fair value at May 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total
Investments in securities	$—	$54,271,899	$—	$54,271,899

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Special Tax-Exempt Series Trust

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date July 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan
Patrick T. Bannigan
President and Principal Executive Officer
Date July 29, 2009

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox
Treasurer and Principal Financial Officer
Date July 29, 2009